Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
Automobiles - 0.5%
Rivian Automotive, Inc., Class A (A) (B)	145,115	$ 4,775,735

Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (A)	16,701	3,342,872
Ginkgo Bioworks Holdings, Inc. (A) (B)	1,643,807	5,128,678
Intellia Therapeutics, Inc. (A)	24,492	1,370,572
Moderna, Inc. (A)	18,227	2,155,343
ProKidney Corp. (A) (B)	84,430	760,714

		12,758,179

Capital Markets - 0.9%
Coinbase Global, Inc., Class A (A)	129,590	8,357,259

Commercial Services & Supplies - 0.2%
Aurora Innovation, Inc. (A) (B)	900,563	1,990,244

Consumer Finance - 0.2%
Upstart Holdings, Inc. (A) (B)	77,541	1,612,077

Entertainment - 6.1%
ROBLOX Corp., Class A (A) (B)	1,266,435	45,389,031
Sea Ltd., ADR (A) (B)	177,587	9,953,751

		55,342,782

Health Care Equipment & Supplies - 0.6%
Dexcom, Inc. (A)	68,024	5,478,653

Health Care Providers & Services - 4.4%
agilon health, Inc. (A) (B)	1,262,035	29,556,860
Guardant Health, Inc. (A) (B)	195,859	10,543,090

		40,099,950

Health Care Technology - 2.5%
Doximity, Inc., Class A (A) (B)	418,497	12,646,980
Veeva Systems, Inc., Class A (A)	57,631	9,502,199

		22,149,179

Interactive Media & Services - 2.7%
ZoomInfo Technologies, Inc. (A)	587,904	24,492,081

Internet & Direct Marketing Retail - 13.5%
Chewy, Inc., Class A (A) (B)	578,033	17,757,174
Coupang, Inc. (A)	1,373,248	22,892,044
DoorDash, Inc., Class A (A)	713,872	35,300,970
Global-e Online Ltd. (A)	159,489	4,267,926
Grab Holdings Ltd., Class A (A) (B)	4,563,533	12,002,092
MercadoLibre, Inc. (A)	27,105	22,436,977
Wayfair, Inc., Class A (A) (B)	226,708	7,379,345

		122,036,528

IT Services - 25.4%
Adyen NV (A) (C)	22,273	27,778,024
Affirm Holdings, Inc. (A) (B)	434,960	8,159,850
Block, Inc. (A)	216,822	11,923,042
Cloudflare, Inc., Class A (A)	1,033,361	57,155,197
MongoDB, Inc. (A)	63,613	12,630,997
Shopify, Inc., Class A (A)	1,315,703	35,445,039
Snowflake, Inc., Class A (A)	446,231	75,841,421

		228,933,570

Leisure Products - 0.4%
Peloton Interactive, Inc., Class A (A) (B)	496,208	3,438,721

	Shares	Value
COMMON STOCKS (continued)
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc., Class A (A)	371,999	$ 10,594,532
Illumina, Inc. (A)	49,999	9,539,309

		20,133,841

Pharmaceuticals - 6.5%
Royalty Pharma PLC, Class A	1,458,649	58,608,517

Road & Rail - 6.1%
Uber Technologies, Inc. (A)	2,064,141	54,699,736

Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	53,081	22,047,193

Software - 19.6%
Bill.com Holdings, Inc. (A)	324,652	42,974,185
Datadog, Inc., Class A (A)	516,034	45,813,498
Gitlab, Inc., Class A (A) (B)	276,621	14,168,528
Trade Desk, Inc., Class A (A)	1,092,395	65,270,601
Unity Software, Inc. (A) (B)	279,952	8,919,271

		177,146,083

Specialty Retail - 0.7%
Carvana Co. (A) (B)	300,723	6,104,677

Total Common Stocks (Cost $1,486,657,799)		870,205,005

OTHER INVESTMENT COMPANY - 4.9%
Securities Lending Collateral - 4.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.03% (D)	44,476,781	44,476,781

Total Other Investment Company (Cost $44,476,781)		44,476,781

	Principal	Value
REPURCHASE AGREEMENT - 3.9%
Fixed Income Clearing Corp., 1.10% (D), dated 09/30/2022, to be repurchased at $34,841,211 on 10/03/2022. Collateralized by a U.S. Government Obligation, 0.63%, due 04/15/2023, and with a value of $35,534,860.	$ 34,838,017	34,838,017

Total Repurchase Agreement (Cost $34,838,017)		34,838,017

Total Investments Excluding Options Purchased (Cost $1,565,972,597)		949,519,803
Total Options Purchased - 0.8% (Cost $5,148,691)		7,339,194

Total Investments (Cost $1,571,121,288)		956,858,997
Net Other Assets (Liabilities) - (6.0)%		(54,035,983)

Net Assets - 100.0%		$ 902,823,014

Transamerica Series Trust	Page 1

Transamerica Morgan Stanley Capital Growth VP

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

OVER-THE-COUNTER FOREIGN EXCHANGE OPTIONS PURCHASED:

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount/ Number of Contracts		Premiums Paid	Value
Put - USD vs. CNH	GSI	USD	7.27	11/10/2022	USD	643,088,656	$3,087,221	$3,293,900
Put - USD vs. CNH	JPM	USD	7.53	07/21/2023	USD	205,423,910	1,019,930	1,896,884
Put - USD vs. CNH	SCB	USD	7.57	08/23/2023	USD	233,319,925	1,041,540	2,148,410

Total							$5,148,691	$7,339,194

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$842,426,981	$27,778,024	$—	$870,205,005
Other Investment Company	44,476,781	—	—	44,476,781
Repurchase Agreement	—	34,838,017	—	34,838,017
Over-the-Counter Foreign Exchange Options Purchased	—	7,339,194	—	7,339,194

Total Investments	$886,903,762	$69,955,235	$—	$956,858,997

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $110,967,826, collateralized by cash collateral of $44,476,781 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $69,539,921. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2022, the value of the 144A security is $27,778,024, representing 3.1% of the Portfolio’s net assets.
(D)	Rates disclosed reflect the yields at September 30, 2022.
(E)	There were no transfers in or out of Level 3 during the period ended September 30, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

CURRENCY ABBREVIATIONS:

CNH	Chinese Yuan Renminbi (offshore)
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 2

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Morgan Stanley Capital Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

Pursuant to the requirements set forth in SEC Rule 2a-5, effective September 8, 2022, the Board has designated the Portfolio’s investment manager, Transamerica Asset Management, Inc. (“TAM”), to perform fair value determination on behalf of the Portfolio, subject to the oversight of the Board. TAM is subject to Board oversight and certain reporting and other requirements intended to provide the Board the information needed to oversee TAM’s fair value determinations. All investments in securities are recorded at their estimated fair value. TAM values the Portfolio’s investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Portfolio’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at September 30, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3

Transamerica Morgan Stanley Capital Growth VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2022

(unaudited)

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4